INCOME TAX (Details 1)	12 Months Ended
Sep. 30, 2021 EUR (€)
Income Tax
Federal	€ 0
State	0
Federal	(307,740)
State	0
Change in Valuation Allowance	307,740
Income tax provision	€ 0